Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for CEO ($)(1)	Compensation Actually Paid to CEO ($)(2)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(3)	Average Compensation Actually Paid to Non-CEO NEOs ($)(2)	Value of Initial Fixed $100 Investment Based on:(4)		Net Income ($ thousands)(7)	Relative Total Shareholder Return Performance Percentile(8)
					Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$5,571,721	$5,844,556	$2,665,812	$2,792,339	$294	$164	$297,716	51.44th
2022	$4,822,458	$6,742,957	$2,225,924	$2,934,515	$286	$170	$340,437	57.65th
2021	$3,353,545	$9,531,351	$1,638,179	$3,786,059	$220	$114	$86,759	97.34th
2020	$1,831,871	$1,216,297	$956,730	$716,571	$54	$63	$(309,382)	47.05th

Company Selected Measure Name	relative TSR performance percentile
Named Executive Officers, Footnote	Compensation as reported in the Company’s proxy statement in the Summary Compensation Table (“SCT”) for Sean Woolverton, CEO, for 2020 to 2023.Average compensation as reported in the Company’s proxy statement in the Summary Compensation Table for SilverBow’s NEOs, Christopher M. Abundis, EVP, CFO and GC, and Steven W. Adam, EVP and COO, for 2020, 2021, 2022 and 2023.
Peer Group Issuers, Footnote	Peer Group Total Shareholder Return is shown for the S&P 500 Oil & Gas Exploration and Production Index, which is the same peer group used for the Stock Return Performance Graph included in our 2022 and 2023 Annual Reports.
PEO Total Compensation Amount	$ 5,571,721	$ 4,822,458	$ 3,353,545	$ 1,831,871
PEO Actually Paid Compensation Amount	$ 5,844,556	6,742,957	9,531,351	1,216,297
Adjustment To PEO Compensation, Footnote
(2)    This footnote references both 2023, the most recently completed fiscal year, and 2020 to 2022. The amounts included in these columns for 2020 through 2022 have changed from those reported in the Company’s previous 2023 proxy statement as the Company identified an inadvertent mathematical error in calculating Compensation Actually Paid (“CAP”) for 2020-2022 due to improperly comparing each vesting tranche of RSUs against the full RSU award rather than the individual tranche.
CAP to Mr. Woolverton as CEO and SilverBow’s other NEOs (on an average basis) is calculated in accordance with SEC Regulation S-K, Item 402(v)(2)(iii) as follows:

CEO SCT TOTAL TO CAP TOTAL RECONCILIATION
		Deductions from SCT Total	Additions to SCT Total
Year	SCT Total for CEO	Grant Date Fair Value of Equity Awards(*)	Change in Value of Equity Awards(**)	CAP Total
2023	$5,571,721	$2,827,500	$3,100,334	$5,844,556
2022	$4,822,458	$3,386,958	$5,307,457	$6,742,957
2021	$3,353,545	$1,205,045	$7,382,851	$9,531,351
2020	$1,831,871	$410,571	$(205,003)	$1,216,297
Additions to SCT Total reflect the value of equity calculated in accordance with SEC requirements for determining CAP for each year shown. RSUs were valued using the Company’s stock price on the applicable date of grant, year-end and vesting dates. PSUs were valued using a Monte Carlo simulation on the applicable date of grant and year-end dates, and valued based on the Company’s stock price and total amount of certified shares achieved on the year-end performance period end date. The stock options were valued using the Black-Scholes model at applicable year-end and vesting dates. These calculations for 2020 through 2023 are further detailed in the supplemental table below.

CEO CHANGE IN VALUE OF EQUITY AWARDS
Year	Year-end Fair Value of Unvested Equity Awards Granted in the Year	Year-over-year Change in Fair Value of Unvested Equity Awards Granted in Prior Years	Change in Fair Value from Prior Year-end to Vesting Date of Vested Equity Awards Granted in Prior Years	Total Change in Value of Equity Awards as Included Above
2023	$3,358,450	$(223,346)	$(34,769)	$3,100,334
2022	$3,605,215	$—	$1,702,241	$5,307,457
2021	$3,695,900	$2,426,590	$1,260,361	$7,382,851
2020	$719,516	$(567,130)	$(357,389)	$(205,003)

Non-PEO NEO Average Total Compensation Amount	$ 2,665,812	2,225,924	1,638,179	956,730
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,792,339	2,934,515	3,786,059	716,571
Adjustment to Non-PEO NEO Compensation Footnote

NON-CEO NEO (AVERAGE) SCT TOTAL TO CAP TOTAL RECONCILIATION
		Deductions from SCT Total	Additions to SCT Total
Year	Average SCT for Non-CEO NEOs	Average Grant Date Fair Value of Equity Awards(*)	Average Change in Value of Equity Awards (**)	Average CAP Total
2023	$2,665,812	$1,212,544	$1,339,071	$2,792,339
2022	$2,225,924	$1,327,499	$2,036,090	$2,934,515
2021	$1,638,179	$456,996	$2,604,877	$3,786,059
2020	$956,730	$155,704	$(84,455)	$716,571

(*)    Deductions from SCT Total include the grant date fair value of equity-based awards granted each year.

NON-CEO NEO AVERAGE CHANGE IN VALUE OF EQUITY AWARDS
Year	Average Year-end Fair Value of Unvested Equity Awards Granted in the Year	Average Year-over-year Change in Fair Value of Unvested Equity Awards Granted in Prior Years	Average Change in Fair Value from Prior Year-end to Vesting Date of Vested Equity Awards Granted in Prior Years	Average Change in Value of Equity Awards as Included Above
2023	$1,440,237	$(87,540)	$(13,626)	$1,339,071
2022	$1,413,044	$—	$623,046	$2,036,090
2021	$1,401,617	$741,649	$461,611	$2,604,877
2020	$272,865	$(208,909)	$(148,411)	$(84,455)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table	Absolute Total Shareholder Return •Relative Total Shareholder Return •Free Cash Flow(1) •Drilling and Completion Capex Return
Total Shareholder Return Amount	$ 294	286	220	54
Peer Group Total Shareholder Return Amount	164	170	114	63
Net Income (Loss)	$ 297,716,000	$ 340,437,000	$ 86,759,000	$ (309,382,000)
Company Selected Measure Amount	51.44	57.65	97.34	47.05
PEO Name	Sean Woolverton
Additional 402(v) Disclosure	Value of Initial Fixed $100 Investment assumes that the value of the investment in our Common Stock and in the peer group (including reinvestment of dividends) was $100 at market close on December 31, 2019 (the last trading day of 2019), and tracks such investment through market close on the last trading day of each applicable year. The Company’s Net Income for 2020, 2021, 2022 and 2023 as presented in SilverBow’s 10-K for each respective year.Relative TSR Performance Percentile is based on the metric used for SilverBow’s annual KPI peer groups for each of 2020, 2021, 2022 and 2023 as detailed further in the CD&A section of this proxy statement and in prior year CD&As included in our 2021, 2022 and 2023 proxy statements. For 2023 and 2022, the Company’s KPI metric was the intersection of absolute TSR and relative TSR (and not just relative TSR as was used in 2021 and 2020); for purposes of the Pay versus Performance table, SilverBow has elected to keep the relative TSR performance percentile for all years above for ease of comparison. Amounts shown in this table for each year reflect SilverBow’s one-year TSR relative to the one-year TSR of the performance peer group used for the Company’s KPIs for that year. The Company believes the Relative TSR Performance Percentile is an appropriate metric to select given the substantial portion of our NEOs’ compensation is long-term equity awards, including PSUs and RSUs.
Measure:: 1
Pay vs Performance Disclosure
Name	•Absolute Total Shareholder Return
Non-GAAP Measure Description	Total Shareholder Return is calculated for purposes of this column in accordance with SEC Regulation S-K, Item 402(v)(2)(iv), which is different than the calculation for the relative TSR performance percentile shown in the final column of this table.
Measure:: 2
Pay vs Performance Disclosure
Name	Drilling and Completion Capex Return
Measure:: 3
Pay vs Performance Disclosure
Name	•Relative Total Shareholder Return
Measure:: 4
Pay vs Performance Disclosure
Name	Free Cash Flow
PEO | Deductions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,827,500	$ 3,386,958	$ 1,205,045	$ 410,571
PEO | Additions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,100,334	5,307,457	7,382,851	(205,003)
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	3,358,450	3,605,215	3,695,900	719,516
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(223,346)	0	2,426,590	(567,130)
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(34,769)	1,702,241	1,260,361	(357,389)
Non-PEO NEO | Deductions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,212,544	1,327,499	456,996	155,704
Non-PEO NEO | Additions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,339,071	2,036,090	2,604,877	(84,455)
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	1,440,237	1,413,044	1,401,617	272,865
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(87,540)	0	741,649	(208,909)
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ (13,626)	$ 623,046	$ 461,611	$ (148,411)